SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2024	2023
Brookfield Asset Management ULC (“BAM”)	British Columbia	26.8%	25.0%
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	54.4%	54.6%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	73.9%	73.9%
Brookfield Business Partners L.P. (“BBU”)[5]	Bermuda	59.0%	34.5%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP and BBU includes a combination of redemption-exchange units (“REUs”), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units  of the subsidiary.
3.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
5.Ownership interest held by non-controlling interests represents the combined units not held in BBU and Brookfield Business Corporation (“BBUC”). In the fourth quarter of 2024, our Wealth Solutions business acquired a $1 billion economic interest in BBU from the Corporation. On a combined basis with our Wealth Solutions business, we hold a 66% ownership interest in BBU, 41% being directly held by the Corporation.
The following tables contain summarized financial information of the Corporation, BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$3,432	$830	$100	$—	$—	$—	$15	$45	$189	$95,220	$(13,825)	$86,006
Net income (loss) attributable to shareholders	641	416	60	—	—	—	15	(1)	123	9,749	(10,362)	641
Total assets	85,449	11,640	699	—	—	—	169	552	3,907	557,003	(168,995)	490,424
Total liabilities	39,472	10,457	693	2	—	—	1	550	3,423	312,176	(41,733)	325,041
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	US LLC Issuer	BIC	Other Subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$2,787	$312	$24	$—	$—	$—	$15	$24	$188	$104,516	$(11,942)	$95,924
Net income (loss) attributable to shareholders	1,130	(27)	(17)	—	—	—	15	—	34	8,348	(8,353)	1,130
Total assets	77,567	10,813	757	—	—	—	160	552	4,165	561,498	(165,417)	490,095
Total liabilities	31,790	8,793	752	2	—	—	1	549	3,546	320,691	(44,271)	321,853
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFI II, BFL, BFL II, BF AUS, BF U.K., the US LLC Issuer and BIC on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.

Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2024:

	NYSE	TSX
BEP	BEP	BEP.UN
BIP	BIP	BIP.UN
BBU	BBU	BBU.UN
The following table outlines the composition of non-controlling interests presented within the company’s consolidated balance sheet:

AS AT DEC. 31 (MILLIONS)	2024	2023
BAM	$2,269	$2,247
BEP	32,635	25,677
BIP	27,651	31,479
BBU	15,429	15,241
BPG[1]	25,725	35,314
Individually immaterial subsidiaries with non-controlling interests	15,697	12,507
	$119,406	$122,465
1.This balance represents non-controlling interests within the consolidated funds of Brookfield Properties Group (“BPG”).
Summarized financial information of subsidiaries [Table Text Block]	The summarized financial information represents amounts before intra-group eliminations:

	BAM		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Current assets	$2,520	$5,455	$8,835	$4,610	$9,607	$7,979	$15,339	$14,885	$14,675	$14,950
Non-current assets	9,402	6,973	85,974	71,518	94,983	92,805	60,135	67,500	139,569	168,744
Current liabilities	(1,935)	(2,302)	(14,565)	(8,038)	(10,903)	(11,705)	(12,166)	(14,355)	(30,034)	(49,286)
Non-current liabilities	(1,576)	(1,096)	(43,788)	(38,111)	(63,834)	(55,063)	(46,000)	(49,498)	(67,992)	(68,538)
Non-controlling interests	(2,269)	(2,247)	(32,635)	(25,677)	(27,651)	(31,479)	(15,429)	(15,241)	(25,725)	(35,314)
Equity attributable to Brookfield	$6,142	$6,783	$3,821	$4,302	$2,202	$2,537	$1,879	$3,291	$30,493	$30,556

Revenues	$3,798	$3,569	$5,876	$5,038	$21,039	$17,931	$40,620	$55,068	$14,600	$15,034
Net income (loss) attributable to:
Non-controlling interests	$486	$433	$261	$684	$1,676	$1,391	$808	$2,865	$(860)	$(551)
Shareholders	1,343	1,269	(270)	(68)	7	57	87	912	(1,053)	(1,033)
	$1,829	$1,702	$(9)	$616	$1,683	$1,448	$895	$3,777	$(1,913)	$(1,584)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$(2)	$4	$2,967	$1,400	$216	$778	$(779)	$258	$(166)	$459
Shareholders	(4)	11	390	20	45	101	(153)	30	(439)	420
	$(6)	$15	$3,357	$1,420	$261	$879	$(932)	$288	$(605)	$879
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Cash flows from (used in):
Operating activities	$1,863	$1,439	$1,274	$1,865	$4,653	$4,078	$3,280	$2,130	$826	$(786)
Financing activities	(1,995)	(475)	7,649	2,596	2,612	9,419	(504)	(4,371)	5,456	4,135
Investing activities	(2,119)	(1,842)	(6,800)	(4,356)	(6,901)	(12,990)	(2,327)	2,537	(6,260)	(6,556)
Distributions paid to non-controlling interests in common equity	$653	$526	$447	$503	$949	$868	$22	$19	$—	$—